Note 11 - Goodwill (Details) - Components of Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 533,137
Accumulated impairment loss	(29,583)
Balance,	427,178	402,645
Goodwill acquired during the period	107,711	68,810
Goodwill disposed	(1,795)	(37,195)
Other items	(1,181)	(217)
Foreign exchange	(28,359)	(6,865)
Balance,	503,554	427,178
Commercial Real Estate Services [Member]
Goodwill [Line Items]
Goodwill	316,075
Accumulated impairment loss	(29,583)
Balance,	215,709	155,308
Goodwill acquired during the period	99,567	65,517
Goodwill disposed	(1,104)
Other items	(1,120)
Foreign exchange	(26,560)	(5,116)
Balance,	286,492	215,709
Residential Property Management [Member]
Goodwill [Line Items]
Goodwill	165,019
Balance,	162,878	161,251
Goodwill acquired during the period	4,288	3,293
Goodwill disposed	(691)
Other items	(61)	(217)
Foreign exchange	(1,395)	(1,449)
Balance,	165,019	162,878
Property Services [Member]
Goodwill [Line Items]
Goodwill	52,043
Balance,	48,591	86,086
Goodwill acquired during the period	3,856
Goodwill disposed		(37,195)
Foreign exchange	(404)	(300)
Balance,	$ 52,043	$ 48,591